UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Hawkeye Capital Management, LLC
Address: 800 Third Avenue, 9th Floor
         New York, NY  10022

13F File Number:  028-12191

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard Rubin
Title:     Managing Member
Phone:     (212) 265-0565

Signature, Place, and Date of Signing:

 /s/  Richard Rubin     New York, NY     November 09, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    11

Form 13F Information Table Value Total:    $276,370 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BLUCORA INC                    COM              095229100    13392   751933 SH       SOLE    0              751933        0        0
CIT GROUP INC                  COM NEW          125581801    31826   807966 SH       SOLE    0              807966        0        0
E TRADE FINANCIAL CORP         COM NEW          269246401     2203   250000 SH       SOLE    0              250000        0        0
IMATION CORP                   COM              45245A107     6888  1232258 SH       SOLE    0             1232258        0        0
KAPSTONE PAPER & PACKAGING C   COM              48562P103    80268  3585000 SH       SOLE    0             3585000        0        0
MASTEC INC                     COM              576323109     4759   241578 SH       SOLE    0              241578        0        0
SILGAN HOLDINGS INC            COM              827048109    16385   376571 SH       SOLE    0              376571        0        0
SONIC AUTOMOTIVE INC           CL A             83545G102    47456  2500300 SH       SOLE    0             2500300        0        0
VISTEON CORP                   COM NEW          92839U206    12324   277191 SH       SOLE    0              277191        0        0
WARNACO GROUP INC              COM NEW          934390402    38717   745990 SH       SOLE    0              745990        0        0
WILLIS GROUP HOLDINGS PUBLIC   SHS              G96666105    22152   600000 SH       SOLE    0              600000        0        0